Schedule of other revenue (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
DisclosureOfOtherRevenueLineItems [Line Items]
Other revenue		$ 5,700	₨ 534,852	₨ 571,058	₨ 606,099
Marketing revenue [member]
DisclosureOfOtherRevenueLineItems [Line Items]
Other revenue	[1]		₨ 534,852	₨ 571,058	₨ 606,099

[1]	Primarily comprising advertising revenue and fees for facilitating website access to travel insurance providers.